Fair Value Measurements and Financial Instruments - Fair Value Hierarchy (Details) - Recurring - CAD CAD in Millions	Jun. 30, 2017	Dec. 31, 2016
Assets
Total gross assets	CAD 111	CAD 102
Less: Counterparty netting not offset on the balance sheet	(6)	(9)
Total net assets	105	93
Liabilities
Total gross liabilities	40	38
Less: Counterparty netting not offset on the balance sheet	(6)	(9)
Total net liabilities	34	29
Not designated as hedging instrument | Energy contracts subject to regulatory deferral
Assets
Derivative asset	7	19
Liabilities
Derivative liability	34	26
Not designated as hedging instrument | Energy contracts not subject to regulatory deferral
Assets
Derivative asset	10	3
Level 1
Assets
Other investments	85	69
Level 1 | Not designated as hedging instrument | Energy contracts subject to regulatory deferral
Assets
Derivative asset		1
Level 2 | Not designated as hedging instrument | Energy contracts subject to regulatory deferral
Assets
Derivative asset	5	13
Liabilities
Derivative liability	22	21
Level 2 | Not designated as hedging instrument | Energy contracts not subject to regulatory deferral
Assets
Derivative asset	4
Liabilities
Derivative liability	0	9
Level 2 | Designated as hedging instrument | Interest rate swaps
Assets
Derivative asset	9	11
Liabilities
Derivative liability	6	3
Level 3 | Not designated as hedging instrument | Energy contracts subject to regulatory deferral
Assets
Derivative asset	2	5
Liabilities
Derivative liability	12	5
Level 3 | Not designated as hedging instrument | Energy contracts not subject to regulatory deferral
Assets
Derivative asset	CAD 6	CAD 3